Note 17 - Commitments (Details Textual)				1 Months Ended							12 Months Ended
	Dec. 07, 2022 USD ($)	Dec. 14, 2012 USD ($)	Nov. 15, 2011	May 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	May 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	May 31, 2019 BRL (R$)	Sep. 30, 2018 BRL (R$)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Low-value assets												$ 21,000
Short-term leases assets												$ 79,000
Jarbas agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets											$ 628,660
Altoro agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets		$ 850,000
Payments to counterparty upon ANM granting mining license over exploration concession		$ 650,000
Surfacec rights lease payment [member]
Statement Line Items [Line Items]
Option agreement, option payment							$ 55,000
Surface rights lease payment agreement on November 18, 2016 [member]
Statement Line Items [Line Items]
Option agreement, option payment	$ 650,000			$ 162,500	$ 162,500	$ 162,500	162,500
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Payments to counterparty | R$									R$ 400,000	R$ 3,620,000
Boa Vista Gold Inc. [member] | Mineral rights agreement [member]
Statement Line Items [Line Items]
Payments to counterparty							$ 832,000	R$ 3,220,000
D'Gold [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture												84.05%
Net smelter return royalty, percentage			1.50%
D'Gold [member] | Additional payable if holdings drop below 10% [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage			1.50%